Investment in Affiliates	12 Months Ended
Dec. 31, 2012
Investment In Affiliates [Abstract]
Investment in affiliates
NOTE 9: INVESTMENT IN AFFILIATES

Navios Maritime Partners L.P.
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2% general partner interest.
Navios Partners is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, and chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios Shipmanagement Inc. (the “Manager”), from its offices in Piraeus, Greece.

On January 1, 2012, all of the outstanding subordinated units converted into 7,621,843 common units of Navios Partners (excluding the Series A Subordinated Units, which are a separate class of subordinated units) (“the Conversion”). The Company concluded that the Conversion resulted in a change in the form of its investment in Navios Partners that was a reconsideration event pursuant to ASC 323-10-15-16a. In connection with that reconsideration, the Company concluded that the common units of Navios Partners, which prior to January 1, 2012 did not meet the definition of common stock or “in-substance common stock,” met the definition of “in-substance common stock” starting January 1, 2012.  Although the common units continued to enjoy certain preferences by comparison to the Series A Subordinated Units, the Series A Subordinated Units constituted such a small portion of the capital structure of Navios Partners and, as such, the liquidation preference was not considered to be substantive under ASC 323-10-15-13a. In addition, at the time of the reconsideration, it was known that the Series A Subordinated Units would themselves automatically convert to common units of Navios Partners on June 29, 2012. Accordingly, the Company concluded that the risk and reward profile of the common units and Series A Subordinated Units were substantially the same in accordance with ASC 323-10-15-13b. As a result, the Company's entire investment in Navios Partners (a portion of which was previously accounted for as available-for-sale securities) is accounted for by the equity method from January 1, 2012. As a result, the carrying value of the available-for sale securities of $82,572 plus the amount reflected in other comprehensive losses of $6,158 (in each case, as of December 31, 2011) was reclassified to “Investments in Affiliates.”

On June 29, 2012, the outstanding subordinated Series A units converted into 1,000,000 shares of common units which have the same distribution rights as all other common units holders.

In May 2012, Navios Partners completed its public offering. Following this offering Navios Holdings' interest in Navios Partners decreased. The Company deemed that the issuance of shares qualified as a sale of shares by the equity method investee. As a result, a gain of $9,497 was recognized in “Equity in net earnings of affiliated companies”.
As of December 31, 2012, Navios Holdings holds a total of 14,223,763 common units, representing a 23.2% common interest in Navios Partners and the entire investment in Navios Partners is accounted for under the equity method.
As of December 31, 2012 and December 31, 2011, the carrying amount of the investment in Navios Partners accounted for under the equity method was $103,953 and $17,688, respectively. As of December 31, 2012 and December 31, 2011, the carrying amount of the investment in available-for-sale common units was $0 and $82,572, respectively.
As of December 31, 2012, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners is $51,528. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.
Dividends received during the year ended December 31, 2012 and 2011 were $27,916 and $25,640, respectively.

Acropolis Chartering and Shipping Inc.
Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of December 31, 2012 and December 31, 2011, the carrying amount of the investment was $420 and $210, respectively. Dividends received for each of the years ended December 31, 2012 and 2011 were $140 and $602, respectively.
Navios Maritime Acquisition Corporation
From March 30, 2011, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition since the preferred stock is considered to be in substance common stock for accounting purposes. As of December 31, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%. See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition. Navios Holdings calculates its share of the earnings (or losses) based on its 53.96% economic interest (taking into account stock as well as in-substance common stock) in Navios Acquisition.
As of December 31, 2012 and December 31, 2011, the carrying amount of the investment in Navios Acquisition accounted for under the equity method was $92,896 and $99,168, respectively.
As of December 31, 2012, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition is $17,450. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.
Dividends received for each of the years ended December 31, 2012 and 2011 were $5,202 and $5,202, respectively.
Summarized financial information of the affiliated companies is presented below:

			December 31, 2012			December 31, 2011
Balance Sheet			Navios Partners	Navios Acquisition	Acropolis	Navios Partners		Navios Acquisition	Acropolis
Current assets			$70,033	$71,795	$1,548	$63,558		$78,907	$706
Non-current assets			884,919	1,298,849	25	846,366		1,116,562	26
Current liabilities			60,276	67,828	235	56,705		77,729	231
Non-current liabilities			275,982	1,071,512		293,580		878,891	—

	Year December 31, 2012			Year December 31, 2011			Year December 31, 2010
Income Statement	Navios Partners	Navios Acquisition	Acropolis	Navios Partners	Navios Acquisition	Acropolis	Navios Partners	Navios Acquisition	Acropolis
Revenue	$205,435	$151,097	$2,262	$186,935	$121,925	$2,686	$143,231	$—	$2,934
Net Income/(loss)	95,898	(3,284)	1,237	65,335	(3,378)	1,401	60,511	—	1,720